Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets Tables [Abstract]
Schedule of intangible assets

	Internally generated – completed	Internally generated – in progress	Software licenses	Acquired technology assets	Customer relationships	Brand	Regulatory licenses	Total
Cost
Balance, December 31, 2019	34,849	1,388	3,356	—	—	—	—	39,593
Additions	—	4,796	—	—	—	—	—	4,796
Transfers	4,655	(4,655)	—	—	—	—	—	—

Balance, December 31, 2020	39,504	1,529	3,356	—	—	—	—	44,389
Additions	1,200	6,303	—	—	—	—	—	7,503
Additions through a business combination	—	—	628	21,000	8,900	1,000	6,800	38,328
Impairment	—	(898)	—	—	—	—	—	(898)
Transfers	3,936	(3,936)	—	—	—	—	—	—
Effects of movement in exchange rate	—	—	(8)	—	—	—	—	(8)

Balance, December 31, 2021	44,640	2,998	3,976	21,000	8,900	1,000	6,800	89,314

Accumulated depreciation
Balance, December 31, 2019	15,138	—	3,198	—	—	—	—	18,336
Amortization	7,093	—	48	—	—	—	—	7,141

Balance, December 31, 2020	22,231	—	3,246	—	—	—	—	25,477
Amortization	7,279	—	218	1,722	1,427	—	887	11,533

Balance, December 31, 2021	29,510	—	3,464	1,722	1,427	—	887	37,010

Net book value
Balance, December 31, 2020	17,273	1,529	110	—	—	—	—	18,912

Balance, December 31, 2021	15,130	2,998	512	19,278	7,473	1,000	5,913	52,304